Net Loss per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Common Share

The numerators and denominators used in computing basic and diluted net loss per common share in 2017 and 2016 are as follows:

	Three months ended June 30,
	2017	2016
Net loss attributable to Eastside Distilling, Inc. common shareholders (numerator)	$(1,287,651)	$(1,327,259)
Weighted average shares (denominator)	3,253,246	951,692
Basic and diluted net loss per common share	$(0.40)	$(1.39)

	Six months ended June 30,
	2017	2016
Net loss attributable to Eastside Distilling, Inc. common shareholders (numerator)	$(2,194,506)	$(2,341,938)
Weighted average shares (denominator)	2,935,551	863,965
Basic and diluted net loss per common share	$(0.75)	$(2.71)

The numerators and denominators used in computing basic and diluted net loss per common share in 2016 and 2015 are as follows:

	December 31,
	2016	2015
Net loss available to common stockholders (numerator)	$(5,251,293)	$(3,601,066)
Weighted average shares (denominator)	1,247,281	762,506
Basic and diluted net loss per common share	$(4.21)	$(4.72)